INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
Schedule of unrecognized deferred tax assets
	December 31,
	2018	2017
	$ thousands

Losses for tax purposes	61,630	54,290
Deductible temporary differences	8,649	7,038
Capital loss for tax purposes	13,716	14,828

	83,995	76,156

Schedule of income tax reconciliation
	Year ended December 31
	2018	2017	2016
	$ thousands

Loss before income tax	(12,658)	(9,483)	(4,605)

Principal statutory tax rate of the Company	23%	24%	25%

Tax calculated at the Company's principal tax rate	(2,911)	(2,276)	(1,151)

Addition (saving) in tax liability for:
Unrecognized expenses	165	62	69
Different tax rate in subsidiaries operating outside of Israel	132	129	52
Change in temporary differences for which deferred taxes were not recognized	474	558	(506)
Taxes in respect of previous years	(11)	-	-
Losses and benefits for tax purposes for the year, for which deferred taxes were not recorded	2,772	1,850	1,673

Taxes on income from continuing operations	621	323	137